SHARE CAPITAL AND RESERVES (Details Narrative)																				1 Months Ended				12 Months Ended
	Dec. 18, 2025 USD ($) $ / shares shares	Dec. 18, 2025 CAD ($) $ / shares shares	Dec. 12, 2025 USD ($) $ / shares shares	Dec. 12, 2025 CAD ($) shares	Dec. 04, 2025 USD ($) $ / shares shares	Dec. 04, 2025 CAD ($) $ / shares shares	Nov. 01, 2025 $ / shares	Aug. 19, 2025 USD ($) shares	Aug. 12, 2025 USD ($) shares	Aug. 12, 2025 CAD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 CAD ($) $ / shares shares	Apr. 25, 2025 USD ($) shares	Apr. 25, 2025 CAD ($) $ / shares shares	Dec. 23, 2024 CAD ($) $ / shares shares	Dec. 03, 2024 CAD ($) $ / shares shares	Oct. 25, 2024 CAD ($) $ / shares shares	Jul. 07, 2024 CAD ($) shares	Dec. 29, 2023 shares	Jan. 31, 2024 USD ($) shares	Jan. 31, 2024 CAD ($) $ / shares shares	Apr. 30, 2023 USD ($) $ / shares shares	Apr. 30, 2023 CAD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 18, 2025 $ / shares	Dec. 12, 2025 $ / shares	Dec. 04, 2025 $ / shares	Jan. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Gross proceeds private placement | $																								$ 3,066,426		$ 904,761	$ 719,160
Stock based compensation | $																								89,277		$ 24,555	$ 26,974
Nubian [Member]
IfrsStatementLineItems [Line Items]
Stock issued for acquisition, shares issued | shares																			1,671,384
Aggregate shares | shares																			10,000,000
First Tranche [Member]
IfrsStatementLineItems [Line Items]
Stock issued new, value																								1,953,477	$ 2,727,526
Second Tranche [Member]
IfrsStatementLineItems [Line Items]
Stock issued new, value																								194,222	270,500
Third Tranche [Member]
IfrsStatementLineItems [Line Items]
Stock issued new, value																								$ 364,199	502,003
Tranche One [Member]
IfrsStatementLineItems [Line Items]
Gross proceeds private placement					$ 1,953,477	$ 2,727,526
Tranche Two [Member]
IfrsStatementLineItems [Line Items]
Gross proceeds private placement			$ 194,222	$ 270,500
Tranche Three [Member]
IfrsStatementLineItems [Line Items]
Gross proceeds private placement	$ 364,199	$ 502,003
Equity Incentive Plan 2020 [Member]
IfrsStatementLineItems [Line Items]
Stock authorized to issued under plan | shares																								10,000,000
Private Placements [Member]
IfrsStatementLineItems [Line Items]
Par value												$ 0.20
Stock issued new, shares | shares													1,545,455	1,545,455
Shares price														$ 0.50
Gross proceeds private placement													$ 550,895	$ 765,000
Market price														$ 0.50
Fair value warrant | $											$ 52,145													$ 872,970
Offering [Member]
IfrsStatementLineItems [Line Items]
Stock issued new, value																								$ 2,511,898	$ 3,500,029
Laird Lake And Oneman Lake Projects [Member]
IfrsStatementLineItems [Line Items]
Stock issued for finders fee, shares | shares													175,478	175,478
Stock issued for finders fee, value													$ 62,551	$ 86,862
Fair value, per share														$ 0.50
Bounty Gold [Member]
IfrsStatementLineItems [Line Items]
Fair value, per share										$ 0.50
Stock issued for acquisition, shares issued | shares								50,505	50,505	50,505
Stock issued for acquisition, value									$ 18,135	$ 25,000
Vendor [Member]
IfrsStatementLineItems [Line Items]
Stock issued for acquisition, shares issued | shares								99,091
Stock issued for acquisition, value | $								$ 35,601
Stock issued for services, shares | shares																		30,303		69,249	69,249
Stock issued for services, value | $																		$ 15,000			$ 34,278
Flow Through Common Shares [Member] | Tranche One [Member]
IfrsStatementLineItems [Line Items]
Stock issued new, shares | shares					1,465,368	1,465,368
Shares price																														$ 0.69
Stock issued new, value					$ 727,420	$ 1,015,500
Non Transferable Finders Warrants [Member] | Tranche One [Member]
IfrsStatementLineItems [Line Items]
Stock issued for finders fee, shares | shares					192,320	192,320
Stock issued for finders fee, value					$ 95,612	$ 133,780
Exercise price						$ 0.89
Fair value warrant | $					$ 72,562
Warrant period					24 months	24 months
Non Transferable Finders Warrants [Member] | Tranche Three [Member]
IfrsStatementLineItems [Line Items]
Stock issued for finders fee, shares | shares	43,290	43,290
Stock issued for finders fee, value	$ 21,763	$ 30,000
Exercise price		$ 0.89
Fair value warrant | $	$ 15,060
Warrant period	24 months	24 months
Two Independent Directors [Member]
IfrsStatementLineItems [Line Items]
Stock issued for services, shares | shares																		60,606
John Gibbs [Member] | Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Shares price																						$ 0.69
Debt face value | $																															$ 25,000
Debt converted, shares issued | shares																						36,075	36,075
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value																								$ 0
Preference shares [member]
IfrsStatementLineItems [Line Items]
Par value																								$ 0
Preferred stock, shares outstanding | shares																								0
Units [Member] | Private Placements [Member]
IfrsStatementLineItems [Line Items]
Stock issued new, shares | shares													48,485	48,485
Unit description													one non-flow-through common share and one common share purchase warrant.	one non-flow-through common share and one common share purchase warrant.
Units [Member] | Placement April 2023 [Member]
IfrsStatementLineItems [Line Items]
Stock issued new, shares | shares																						1,464,646	1,464,646
Common stock price																							$ 0.99
Warrants expire																						Apr. 24, 2025	Apr. 24, 2025
Common Share Purchase Warrant [Member] | Private Placements [Member]
IfrsStatementLineItems [Line Items]
Stock issued new, value | $													$ 10,891
Common Share Purchase Warrant [Member] | Non Brokered Private Placement [Member]
IfrsStatementLineItems [Line Items]
Stock issued new, value | $											$ 52,145
Common Share [Member] | Private Placements [Member]
IfrsStatementLineItems [Line Items]
Stock issued new, value													$ 17,312	$ 24,000
Common Share And One Half Common Share Purchase Warrant [Member] | Non Brokered Private Placement [Member]
IfrsStatementLineItems [Line Items]
Stock issued new, shares | shares											335,556	335,556
Gross proceeds private placement											$ 121,007	$ 166,100
Exercise price							$ 1.98					$ 1.19
Common Share And One Half Common Share Purchase Warrant [Member] | Non Brokered Private Placement [Member] | First Tranche [Member]
IfrsStatementLineItems [Line Items]
Stock issued new, shares | shares																	1,212,121
Stock issued new, value | $																	$ 600,000
Units purchase price																	$ 0.50
Common stock price																	$ 1.19
Private offering | $																	$ 1,000,000
Units price																	$ 0.50
Common Share And One Half Common Share Purchase Warrant [Member] | Non Brokered Private Placement [Member] | Second Tranche [Member]
IfrsStatementLineItems [Line Items]
Stock issued new, shares | shares																652,525
Stock issued new, value | $																$ 323,000
Units purchase price																$ 0.50
Common stock price																$ 1.19
Private offering | $																$ 1,000,000
Units price																$ 0.50
Common Share And One Half Common Share Purchase Warrant [Member] | Non Brokered Private Placement [Member] | Third Tranche [Member]
IfrsStatementLineItems [Line Items]
Stock issued new, shares | shares															264,646
Stock issued new, value | $															$ 131,000
Units purchase price															$ 0.50
Common stock price															$ 1.19
Private offering | $															$ 1,000,000
Units price															$ 0.50
One Share And One Half Warrant [Member] | Flow Through Units [Member] | Tranche One [Member]
IfrsStatementLineItems [Line Items]
Stock issued new, shares | shares					1,921,791	1,921,791
Shares price					$ 0.50
Shares price on units																														0.69
Gross proceeds from warrant					$ 954,179	$ 1,331,801
Common share price																														0.89
Fair value warrant | $					362,545
Proceeds to share capital | $					$ 591,634
One Share And One Half Warrant [Member] | Flow Through Units [Member] | Tranche Two [Member]
IfrsStatementLineItems [Line Items]
Stock issued new, shares | shares			15,152	15,152
Shares price			$ 0.59
Shares price on units																													$ 0.69
Gross proceeds from warrant			$ 7,578	$ 10,500
Common share price																													0.89
Fair value warrant | $			2,414
Proceeds to share capital | $			$ 5,164
One Share And One Half Warrant [Member] | Flow Through Units [Member] | Tranche Three [Member]
IfrsStatementLineItems [Line Items]
Stock issued new, shares | shares	721,505	721,505
Shares price	$ 0.69
Shares price on units																												$ 0.69
Gross proceeds from warrant	$ 362,746	$ 500,003
Common share price																												0.89
Fair value warrant | $	125,828
Proceeds to share capital | $	$ 236,918
One Share And One Warrant [Member] | Non Flow Through Units [Member] | Tranche One [Member]
IfrsStatementLineItems [Line Items]
Stock issued new, shares | shares					640,109	640,109
Shares price on units																														0.59
Gross proceeds from warrant					$ 271,878	$ 380,225
Common share price																														$ 0.89
Fair value warrant | $					241,512
Proceeds to share capital | $					30,366
One Share And One Warrant [Member] | Non Flow Through Units [Member] | Tranche Two [Member]
IfrsStatementLineItems [Line Items]
Stock issued new, shares | shares			437,710	437,710
Shares price on units																													0.59
Gross proceeds from warrant			$ 186,644	$ 260,000
Common share price																													$ 0.89
Fair value warrant | $			139,497
Proceeds to share capital | $			47,147
One Share And One Warrant [Member] | Non Flow Through Units [Member] | Tranche Three [Member]
IfrsStatementLineItems [Line Items]
Stock issued new, shares | shares	3,367	3,367
Shares price on units																												0.59
Gross proceeds from warrant	$ 1,453	$ 2,000
Common share price																												$ 0.89
Fair value warrant | $	1,174
Proceeds to share capital | $	279
Warrants [member] | Tranche One [Member]
IfrsStatementLineItems [Line Items]
Stock issued new, value | $					$ 676,619
Warrants [member] | Tranche Two [Member]
IfrsStatementLineItems [Line Items]
Stock issued new, value | $			$ 141,911
Warrants [member] | Tranche Three [Member]
IfrsStatementLineItems [Line Items]
Stock issued new, value | $	$ 142,101
Common Share And One Common Share Purchase Warrant [Member] | Private Sale [Member]
IfrsStatementLineItems [Line Items]
Stock issued new, shares | shares																				505,051	505,051
Stock issued new, value | $																					$ 200,000
Units purchase price																					$ 0.40
Common stock price																					$ 0.50
Related party account payable | $																				$ 27,812
Broker Warrants [Member]
IfrsStatementLineItems [Line Items]
Shares price																								$ 0.50			$ 0.62
Broker Warrants [Member] | Placement April 2023 [Member]
IfrsStatementLineItems [Line Items]
Broker warrants issued | shares																						22,253	22,253
Broker warrants | $																							$ 7,921
Proceeds offering costs | $																						$ 744,160